EMPLOYEE BENEFITS - Post-employment defined contribution pension plan (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EMPLOYEE BENEFITS
Total cost	R$ 1,952	R$ 1,986	R$ 2,040
Defined contribution pension plan
EMPLOYEE BENEFITS
Total cost	R$ 215,085	R$ 196,027	R$ 184,984